Financial instruments - Maturity Analysis of Financial Liabilities (Details) - Liquidity risk - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 80,592	$ 73,075
Other long-term liabilities	1,390	562
Less than one year
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	80,592	73,075
Other long-term liabilities	0	0
1 to 5 Years
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0	0
Other long-term liabilities	1,390	562
>5 Years
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0	0
Other long-term liabilities	$ 0	$ 0